GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2014
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

28. GENERAL AND ADMINISTRATIVE EXPENSES

        General and administrative expenses for the years ended December 31, 2014, 2013 and 2012 comprised the following:

	Years ended December 31,
	2014	2013	2012
Salaries and social contributions	49,113	45,790	40,486
Rent	16,220	14,677	13,334
General and administrative	8,057	7,955	8,016
Repair and maintenance	6,875	6,217	6,364
Taxes other than income	5,913	6,374	5,422
Consulting expenses	2,192	1,569	1,689
Billing and data processing	2,070	2,035	1,726
Inventory obsolescence	357	660	759
Insurance	174	181	181

Total general and administrative expenses	90,971	85,458	77,977